Income Taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,209	$ 1,295
Unused tax losses for which a deferred tax asset has not been recognised	702	511
Capital tax losses for which no deferred tax asset recognised	102	100
Temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognised	$ 5,723	$ 5,611
Applicable tax rate	26.75%	26.80%
Provisional tax benefit relating to revaluation of deferred tax balances		$ 53
One-time deemed repatriation charge		46
Withholding taxes on distributions from foreign subsidiaries	$ 28	26
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	0.00%
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	30.00%
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses	$ 0	26
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses	460	449
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses	176	176
Asia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Benefit related to investments in joint ventures	16	16
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated non-capital tax losses	3,245	2,662
Deferred tax assets	600	543
Unused tax losses | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 6	$ 6